Other Expense (Tables)	6 Months Ended
Jun. 30, 2017
Other Liabilities Disclosure [Abstract]
Schedule of Other Nonoperating Income (Expense)
The components of other expense are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	$	$	$	$
Freight tax provision	(2,944)	(2,024)	(4,432)	(4,502)
Foreign exchange (loss) gain	(3)	(62)	70	(317)
Other income	186	187	212	272
Total	(2,761)	(1,899)	(4,150)	(4,547)

Schedule of Unrecognized Tax Benefits Roll Forward
The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from December 31, 2016 to June 30, 2017:

2017
$
Balance of unrecognized tax benefits as at January 1	12,882
Increases for positions related to the current period	3,387
Changes for positions taken in prior periods	993
Decreases related to statute of limitations	(201)
Balance of unrecognized tax benefits as at June 30	17,061